Fair Value Measurements - Summary of Change in the Fair Value of the Contingent Consideration (Parenthetical) (Detail) - shares	Dec. 31, 2022	Feb. 02, 2022
Fair Value, Recurring [Member] | Second Spectrum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock, shares issued	1,677,920	2,701,576